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   Retirement Services
[Aetna Letterhead]
                                                     151 Farmington Avenue
                                                     Hartford, CT  06156

                                                     Linda M. Hernandez
   May 1, 1998                                       Prospectus Development Unit
                                                     ARS Operations, TS41
                                                     (860) 273-0912
                                                     Fax (860) 273-3004
   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Washington, D.C. 20549
   Attention: Filing Desk

   RE:  Aetna Life Insurance and Annuity Company and its Variable Annuity
        Account B
        Prospectus Title: Aetna Plus - Individual Nonqualified
        Variable Annuity Contracts
        File Nos. 33-75998; 811-2512
        497j

   Dear Sir or Madam:

   Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 17, 1998. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

   If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.

   Sincerely,

   /s/ Linda M. Hernandez

   Linda M. Hernandez
   Prospectus Development Unit